Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net earnings (loss)	$ 470	$ 494	$ 472	$ 443	$ 393	$ 391	$ 427	$ 363	$ 1,879	$ 1,574	$ 1,305
Other comprehensive income (loss), net of tax:
Total other comprehensive income (loss), net of tax									24	(130)	(153)
Other comprehensive income (loss) before reclassifications									158
Reclassifications from accumulated other comprehensive income (loss) to net earnings									(134)
Total comprehensive income (loss)									1,903	1,444	1,152
Continuing Operations [Member]
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment									8	20	17
Net actuarial gain (loss) and prior service cost									207	(136)	(142)
Unrealized gain (loss) on securities									1	0	0
Total other comprehensive income (loss), net of tax									216	(116)	(125)
Discontinued Operations [Member]
Other comprehensive income (loss), net of tax:
Total other comprehensive income (loss), net of tax									(192)
Other comprehensive income (loss) before reclassifications									(14)	(14)	(28)
Reclassifications from accumulated other comprehensive income (loss) to net earnings									$ (178)	$ 0	$ 0